COLLABORATIVE AGREEMENTS (Details Textual) (USD $)	12 Months Ended		72 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Agreements, Royalty Percentage	2.00%
Research and development	$ 2,088,992	$ 583,869	$ 4,278,647
UMass Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development	$ 34,441